Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VS PERFORMANCE

					Value of Initial Fixed $100 Investment based on:			Company Selected Measure:

Year	Summary Compensation Table Total for CEO (b)	Compensation Actually Paid to CEO (c)	Average Summary Compensation Table Total for non-CEO Named Executive Officers (d)	Average Compensation Actually Paid to non-CEO Named Executive Officers (e)	Total Share- holder Return (f)	Peer Group Total Share- holder Return (g)	Net Income (in thousands) (h)	Net Sales (in thousands) (i)

2025	$12,034,087	$9,992,245	$4,712,807	$1,371,881	$150.03	$77.88	$(187,691)	$507,442
2024	$9,030,345	$25,159,437	$3,134,001	$9,883,766	$199.23	$78.30	$(146,372)	$383,481
2023	$8,654,684	$22,347,663	$3,035,069	$7,714,100	$105.62	$75.74	$(134,661)	$314,711
2022	$6,268,188	$5,463,353	$2,930,016	$2,377,340	$58.04	$77.81	$(99,195)	$282,862
2021	$7,260,144	$(172,505)	$2,196,905	$496,378	$59.05	$105.76	$(49,593)	$294,011

Column (b). Reflects compensation amounts reported in the “Summary Compensation Table” for our Chairman and CEO, Thomas W. Burns, for the respective years shown.

Column (c). “Compensation actually paid” to our CEO in each of 2025, 2024, 2023, 2022 and 2021 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (b) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by our CNG Committee in regards to the CEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

CEO – Thomas W. Burns – Equity Award Adjustment
Year	2025	2024	2023	2022	2021
Summary Compensation Table Total	$12,034,087	$9,030,345	$8,654,684	$6,268,188	$7,260,144
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	$(11,177,444)	$(8,219,995)	$(7,879,784)	$(4,767,887)	$(5,299,920)
(Minus): Change in Pension Value	$0	$0	$0	$0	$0
Plus: Pension Service Cost and Associated Prior Service Cost	$0	$0	$0	$0	$0
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$7,496,078	$10,658,482	$13,186,556	$2,282,800	$2,055,461
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$4,020,444	$11,370,354	$7,429,276	$329,529	$(4,156,192)
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0	$0	$0	$0	$0
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$(2,380,921)	$2,320,251	$956,931	$1,350,723	$(31,998)
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0	$0	$0	$0
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$0	$0	$0	$0	$0
Compensation Actually Paid	$9,992,245	$25,159,437	$22,347,663	$5,463,353	$(172,505)

Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year end and as of the date of vest. Time-vested restricted share unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year end and as of each date of vest.

Column (d). The following non-CEO named executive officers are included in the average figures shown:

2021: Joseph E. Gilliam, Chris M. Calcaterra

2022: Joseph E. Gilliam, Alex R. Thurman, Tomas Navratil, Chris M. Calcaterra

2023: Joseph E. Gilliam, Alex R. Thurman, Tomas Navratil

2024: Joseph E. Gilliam, Alex R. Thurman, Tomas Navratil

2025: Joseph E. Gilliam, Alex R. Thurman, Tomas Navratil

Column (e). Average “compensation actually paid” for our non-CEO Named Executive Officers in each of 2025, 2024, 2023, 2022 and 2021 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned by or paid to our non-CEO Named Executive Officers during the applicable year. For information regarding the decisions made by our CNG Committee in regards to the non-CEO Named Executive Officers’ compensation for each fiscal year, please the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Non-CEO Equity Award Adjustment
Year	2025	2024	2023	2022	2021
Summary Compensation Table Total	$4,712,807	$3,134,001	$3,035,069	$2,930,016	$2,196,905
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	$(3,778,475)	$(2,301,685)	$(2,146,240)	$(2,362,978)	$(1,199,996)
(Minus): Change in Pension Value	$0	$0	$0	$0	$0
Plus: Pension Service Cost and Associated Prior Service Cost	$0	$0	$0	$0	$0
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$1,711,790	$2,789,624	$3,565,429	$1,477,439	$861,492
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$112,303	$5,851,958	$3,013,218	$61,800	$(1,490,771)
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0	$0	$0	$0	$0
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$(1,386,545)	$409,867	$246,624	$271,063	$128,748
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0	$0	$0	$0
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$0	$0	$0	$0	$0
Compensation Actually Paid	$1,371,881	$9,883,766	$7,714,100	$2,377,340	$496,378

Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year end and as of the date of vest. Time-based restricted share unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year end and as of each date of vest. The aggregate change in actuarial present value of accumulated benefit under pension plans reflects the amount reported for the applicable year in the Summary Compensation Table.

Column (f). For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of Glaukos Corporation for the measurement periods ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively.

Column (g): For the relevant fiscal year, represents the cumulative TSR of the S&P 600 Health Care Sector Index ("Peer Group TSR") for the measurement periods ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively.

Column (h): Reflects “Net Income” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022 and 2021.

Column (i): Company-selected Measure is annual “Net Sales” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022 and 2021.

Company Selected Measure Name	NetSales
Named Executive Officers, Footnote

Column (b). Reflects compensation amounts reported in the “Summary Compensation Table” for our Chairman and CEO, Thomas W. Burns, for the respective years shown.

Column (d). The following non-CEO named executive officers are included in the average figures shown:

2021: Joseph E. Gilliam, Chris M. Calcaterra

2022: Joseph E. Gilliam, Alex R. Thurman, Tomas Navratil, Chris M. Calcaterra

2023: Joseph E. Gilliam, Alex R. Thurman, Tomas Navratil

2024: Joseph E. Gilliam, Alex R. Thurman, Tomas Navratil

2025: Joseph E. Gilliam, Alex R. Thurman, Tomas Navratil

Peer Group Issuers, Footnote

Column (g): For the relevant fiscal year, represents the cumulative TSR of the S&P 600 Health Care Sector Index ("Peer Group TSR") for the measurement periods ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively.

PEO Total Compensation Amount	$ 12,034,087	$ 9,030,345	$ 8,654,684	$ 6,268,188	$ 7,260,144
PEO Actually Paid Compensation Amount	$ 9,992,245	25,159,437	22,347,663	5,463,353	(172,505)
Adjustment To PEO Compensation, Footnote

Column (c). “Compensation actually paid” to our CEO in each of 2025, 2024, 2023, 2022 and 2021 reflects the respective amounts set forth in column (b) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (b) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year. For information regarding the decisions made by our CNG Committee in regards to the CEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

CEO – Thomas W. Burns – Equity Award Adjustment
Year	2025	2024	2023	2022	2021
Summary Compensation Table Total	$12,034,087	$9,030,345	$8,654,684	$6,268,188	$7,260,144
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	$(11,177,444)	$(8,219,995)	$(7,879,784)	$(4,767,887)	$(5,299,920)
(Minus): Change in Pension Value	$0	$0	$0	$0	$0
Plus: Pension Service Cost and Associated Prior Service Cost	$0	$0	$0	$0	$0
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$7,496,078	$10,658,482	$13,186,556	$2,282,800	$2,055,461
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$4,020,444	$11,370,354	$7,429,276	$329,529	$(4,156,192)
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0	$0	$0	$0	$0
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$(2,380,921)	$2,320,251	$956,931	$1,350,723	$(31,998)
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0	$0	$0	$0
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$0	$0	$0	$0	$0
Compensation Actually Paid	$9,992,245	$25,159,437	$22,347,663	$5,463,353	$(172,505)

Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year end and as of the date of vest. Time-vested restricted share unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year end and as of each date of vest.

Non-PEO NEO Average Total Compensation Amount	$ 4,712,807	3,134,001	3,035,069	2,930,016	2,196,905
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,371,881	9,883,766	7,714,100	2,377,340	496,378
Adjustment to Non-PEO NEO Compensation Footnote

Column (e). Average “compensation actually paid” for our non-CEO Named Executive Officers in each of 2025, 2024, 2023, 2022 and 2021 reflects the respective amounts set forth in column (d) of the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned by or paid to our non-CEO Named Executive Officers during the applicable year. For information regarding the decisions made by our CNG Committee in regards to the non-CEO Named Executive Officers’ compensation for each fiscal year, please the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Non-CEO Equity Award Adjustment
Year	2025	2024	2023	2022	2021
Summary Compensation Table Total	$4,712,807	$3,134,001	$3,035,069	$2,930,016	$2,196,905
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	$(3,778,475)	$(2,301,685)	$(2,146,240)	$(2,362,978)	$(1,199,996)
(Minus): Change in Pension Value	$0	$0	$0	$0	$0
Plus: Pension Service Cost and Associated Prior Service Cost	$0	$0	$0	$0	$0
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$1,711,790	$2,789,624	$3,565,429	$1,477,439	$861,492
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$112,303	$5,851,958	$3,013,218	$61,800	$(1,490,771)
Plus: Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0	$0	$0	$0	$0
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$(1,386,545)	$409,867	$246,624	$271,063	$128,748
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0	$0	$0	$0	$0
Plus: Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$0	$0	$0	$0	$0
Compensation Actually Paid	$1,371,881	$9,883,766	$7,714,100	$2,377,340	$496,378

Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year end and as of the date of vest. Time-based restricted share unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year end and as of each date of vest. The aggregate change in actuarial present value of accumulated benefit under pension plans reflects the amount reported for the applicable year in the Summary Compensation Table.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Financial Performance Measures. Listed below are the financial and non-financial performance measures which in our assessment represent the most important financial performance measures we use to link compensation actually paid to our Named Executive Officers, for 2025, to Company performance.

• Net Sales:	Financial Measure
• Operating Expenses:	Financial Measure
• Pipeline Product Development:	Non-Financial Measure

Total Shareholder Return Amount	$ 150.03	199.23	105.62	58.04	59.05
Peer Group Total Shareholder Return Amount	77.88	78.3	75.74	77.81	105.76
Net Income (Loss)	$ (187,691,000)	$ (146,372,000)	$ (134,661,000)	$ (99,195,000)	$ (49,593,000)
Company Selected Measure Amount	507,442,000	383,481,000	314,711,000	282,862,000	294,011,000
PEO Name	Thomas W. Burns	Thomas W. Burns	Thomas W. Burns	Thomas W. Burns	Thomas W. Burns
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Non-GAAP Measure Description

Column (i): Company-selected Measure is annual “Net Sales” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025, 2024, 2023, 2022 and 2021.

Measure:: 2
Pay vs Performance Disclosure
Name	Operating Expenses
Measure:: 3
Pay vs Performance Disclosure
Name	Pipeline Product Development
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,177,444)	(8,219,995)	(7,879,784)	(4,767,887)	(5,299,920)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,496,078	10,658,482	13,186,556	2,282,800	2,055,461
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,020,444	11,370,354	7,429,276	329,529	(4,156,192)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,380,921)	2,320,251	956,931	1,350,723	(31,998)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,778,475)	(2,301,685)	(2,146,240)	(2,362,978)	(1,199,996)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,711,790	2,789,624	3,565,429	1,477,439	861,492
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	112,303	5,851,958	3,013,218	61,800	(1,490,771)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,386,545)	409,867	246,624	271,063	128,748
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0